UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Gryphon Capital Management, LLC
Address:  One Bush Street, Suite 1700
          San Francisco, CA  94104

Form 13F File Number:    28-05481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Joseph E. Sweeney
Title:    Manager
Phone:    415-274-6850

Signature, Place and Date of Signing:


/s/ Joseph E. Sweeney              San Francisco, CA        July 31, 2006

Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               5

Form 13F Information Table Value Total:    2,216 x 1000





List of Other Included Managers:

NONE


NAME OF ISSUER         TITLE                                                          VOTING AUTH
                       OF                                            INV.  OTHE
                       CLASS   CUSIP     VALUE    SHARES      SH/PR  DISC  R
                                         X1000                N      .     MGR
                                                                                  SOLE    SHR   NONE

Brazalta Resources     Common  10575W10  215      224900      SH     Sole         224900
Corp                           3
Central Asia Gold      Common  Q2174410  234      767797      SH     Sole         767797
Ltd.                           9
Diamond Dex Res Lt     Common  25278110  591      1100000     SH     Sole        1100000
                               9
Green Mtn Coffee       Common  39312210  201      5000        SH     Sole           5000
Roasters                       6
Jinshan Gold Mines     Common  47758X9A  975      1750000     SH     Sole        1750000
                               2


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